Financial and other non-current assets - Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial investments measured at FVOCI	$ 88	$ 46
Long-term financial investments measured at FVPL	20	6
Long-term receivables from customers	119	110
Non-current minimum lease payments from finance lease agreements	38	35
Long-term loans, advances and security deposits	22	20
Total financial assets	$ 287	$ 217